Long-Term Equity Investments (Tables)	6 Months Ended
Jun. 30, 2019
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Summary of Long-Term Equity Investments

(in thousands)	June 30 2019	December 31 2018

Common shares held	$216,319	$164,753
Warrants held	9	-
Total long-term equity investments	$216,328	$164,753

Common Shares Held

				Fair Value Adjustment Gains (Losses) Included in OCI
(in thousands)	Shares Owned	Percentage of Outstanding Shares Owned	Fair Value at Jun 30, 2019	Three Months Ended Jun 30, 2019	Six Months Ended Jun 30, 2019	Fair Value at Dec 31, 2018

Bear Creek	13,264,305	13%	$16,825	$2,531	$6,713	$10,112
Sabina	11,700,000	4%	11,890	902	1,341	10,549
First Majestic	20,914,590	10%	165,434	27,816	42,247	123,187
Other			22,170	(1,223)	372	20,905

Total common shares held			$216,319	$30,026	$50,673	$164,753

		Fair Value Adjustment Gains (Losses) Included in OCI

(in thousands)	Fair Value at Jun 30, 2018	Three Months Ended Jun 30, 2018	Six Months Ended Jun 30, 2018

Bear Creek	$17,829	$(5,831)	$(3,528)
Sabina	13,505	(831)	(7,665)
Arizona Mining	46,780	15,370	19,199
First Majestic	159,578	8,578	8,578
Other	23,467	(623)	(3,050)

Total common shares held	$261,159	$16,663	$13,534